Note 6 - Prepaid Expenses and Other Current Assets	6 Months Ended
Jun. 30, 2013
Prepaid Expenses And Other Current Assets Disclosure [Abstract]
Prepaid Expenses And Other Current Assets Disclosure [Text Block]
6.    PREPAID EXPENSES AND OTHER CURRENT ASSETS

The Company’s prepaid expenses and other current assets consisted of the following:

	December 31, 2012	June 30, 2013
VAT receivables	€174	720
Tax receivables	645	331
Other prepaid expenses and current assets	609	668
Total prepaid expenses and current assets	€1,428	1,719

The value added tax (VAT) receivables represent the tax on the value of consumption. VAT has no effect on the Company’s operating results, as payments and receipts are allowed to be netted against each other in periodic filings with the tax authorities. The VAT payment system is a “custodial” relationship. VAT liabilities are generated when the Company invoices selected customers, including the VAT amount, and VAT receivables are created when the Company purchases goods and services subject to VAT.  The increase in VAT receivables is due to: (i) the utilization of €140 to offset the payment of an equivalent amount of social charges and withholding taxes; (ii) the reimbursement of €6; (iii) an increase in VAT receivables of €285, which may be claimed back to offset an equivalent amount of social security charges and withholding tax; and (iv) €407 as Gentium GmbH VAT receivables from German tax authorities on intercompany purchases.

Tax receivables relate to tax advance payments or withholding tax. We recorded tax receivables of €331 and €645 for the period ended June 30, 2013 and December 31, 2012, respectively. The decrease is attributable to: (i) the utilization of €210 to offset the payment of an equivalent amount of social charges and other corporate taxes; (ii) the allocation of a tax credit of €120 to offset estimated 2013 tax liabilities, and (iii) an increase of €16 in tax credits matured in withholding interest which can be used to offset future taxable income.

Other prepaid expenses and current assets refer mainly to advances to vendors and prepaid premiums to insurance companies.